Revenue (Schedule Of Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Contract Assets [Abstract]
Current portion of contract assets	$ 63	$ 97
Long-term	23	28
Balance	86	125	$ 172
Contract Liabilities [Abstract]
Current portion of contract liabilities	200	213
Long-term	20	15
Balance	$ 220	$ 228	$ 225